Note 15 - Condensed Parent Company Financial Information - Condensed Statement of Income (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Litigation Settlement	[1]									$ 0	$ 0	$ 1,980
Net income		$ 2,717	$ 4,092	$ 2,655	$ 4,117	$ 1,749	$ 5,250	$ 5,668	$ 1,088	13,581	13,755	10,661
Parent Company [Member]
Income – dividends from bank subsidiary										5,000	4,500	0
Litigation Settlement										0	0	1,980
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income										(979)	(1,150)	(1,313)
Income before equity in undistributed net income of bank subsidiary										4,021	3,350	667
Equity in undistributed net income of bank subsidiary										9,560	10,405	9,994
Net income										$ 13,581	$ 13,755	$ 10,661

[1]	Not within the scope of ASC 606